Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.5%
Ambev SA	13,221,908	$27,710,454
B3 SA - Brasil Bolsa Balcao	15,315,342	23,392,500
Banco Bradesco SA	4,549,820	8,378,541
Banco BTG Pactual SA	3,374,735	16,837,778
Banco do Brasil SA	4,808,345	19,651,177
BB Seguridade Participacoes SA	1,940,163	10,795,881
BRF SA	1,465,771	6,014,806
Caixa Seguridade Participacoes S/A	1,638,036	3,895,808
CCR SA	2,935,402	5,322,636
Centrais Eletricas Brasileiras SA	3,376,088	19,128,248
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,314,186	20,022,509
Cia. Siderurgica Nacional SA	1,945,656	3,573,245
Cosan SA	3,463,898	5,722,501
CPFL Energia SA	665,398	3,620,717
Embraer SA(a)	1,993,398	19,050,057
Energisa SA	653,303	4,316,047
Engie Brasil Energia SA	556,920	3,503,427
Equatorial Energia SA	3,344,030	16,856,872
Hapvida Participacoes e Investimentos SA(a)(b)	13,720,359	6,020,102
Hypera SA	1,081,024	3,476,568
Inter & Co. Inc., Class A, NVS	691,651	3,195,428
JBS SA	2,165,040	13,306,605
Klabin SA	2,259,328	8,170,951
Localiza Rent a Car SA	2,599,632	15,882,607
Natura & Co. Holding SA	2,546,626	5,730,840
NU Holdings Ltd./Cayman Islands, Class A(a)	8,314,021	104,174,683
Petroleo Brasileiro SA	10,522,136	75,023,207
PRIO SA	2,303,893	15,274,281
Raia Drogasil SA	3,654,973	14,512,250
Rede D'Or Sao Luiz SA(b)	2,295,798	10,183,960
Rumo SA	3,659,246	11,689,055
StoneCo Ltd., Class A(a)(c)	707,439	6,706,522
Suzano SA	1,965,883	20,306,413
Telefonica Brasil SA	1,156,850	9,473,142
TIM SA/Brazil	2,386,233	6,147,223
TOTVS SA	1,614,153	7,321,207
Ultrapar Participacoes SA	2,124,193	6,206,507
Vale SA	9,567,837	93,995,952
Vibra Energia SA	2,854,747	9,702,762
WEG SA	4,733,791	42,304,205
XP Inc., Class A	1,045,829	14,160,525
		720,758,199
Chile — 0.5%
Banco de Chile	126,329,006	14,410,365
Banco de Credito e Inversiones SA	224,312	6,366,081
Banco Santander Chile	190,347,192	9,049,821
Cencosud SA	3,671,475	7,727,794
Empresas CMPC SA	3,211,616	5,015,997
Empresas Copec SA	1,165,564	7,289,068
Enel Americas SA	61,001,392	5,600,692
Enel Chile SA	79,374,552	4,362,117
Falabella SA(a)	2,492,925	8,540,005
Latam Airlines Group SA	433,066,313	6,011,043
		74,372,983
Colombia — 0.1%
Bancolombia SA	730,721	6,395,425
Interconexion Electrica SA ESP	1,324,341	5,018,746
		11,414,171
Security	Shares	Value
Czech Republic — 0.2%
CEZ AS	452,752	$18,217,357
Komercni Banka AS	210,261	7,173,247
Moneta Money Bank AS(b)	721,668	3,714,653
		29,105,257
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	6,379,577	10,471,820
Eastern Co. SAE	3,489,801	1,909,222
Talaat Moustafa Group	2,304,016	2,694,291
		15,075,333
Greece — 0.6%
Alpha Services and Holdings SA	6,346,677	9,870,958
Eurobank Ergasias Services and Holdings SA, Class A	7,406,670	15,706,901
Hellenic Telecommunications Organization SA	489,228	7,731,059
Jumbo SA	315,373	8,236,658
Metlen Energy & Metals SA	292,238	9,626,756
National Bank of Greece SA	2,466,548	17,412,458
OPAP SA	499,367	8,192,714
Piraeus Financial Holdings SA	3,047,365	11,205,433
Public Power Corp. SA	553,917	6,712,127
		94,695,064
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,201,348	8,234,011
OTP Bank Nyrt	627,090	33,990,749
Richter Gedeon Nyrt	390,432	10,385,224
		52,609,984
India — 27.2%
ABB India Ltd.	149,891	13,197,134
Adani Enterprises Ltd.	420,601	12,299,696
Adani Green Energy Ltd.(a)	595,704	9,363,056
Adani Ports & Special Economic Zone Ltd.	1,521,333	21,503,098
Adani Power Ltd.(a)	1,699,605	11,190,694
Alkem Laboratories Ltd.	117,161	7,833,587
Ambuja Cements Ltd.	1,732,375	10,934,320
APL Apollo Tubes Ltd.	476,474	8,573,856
Apollo Hospitals Enterprise Ltd.	284,297	23,007,586
Ashok Leyland Ltd.	4,138,336	11,394,181
Asian Paints Ltd.	1,077,082	31,641,493
Astral Ltd.	382,866	8,120,116
AU Small Finance Bank Ltd.(b)	1,032,179	7,149,439
Aurobindo Pharma Ltd.	744,632	11,155,000
Avenue Supermarts Ltd.(a)(b)	459,981	20,214,771
Axis Bank Ltd.	6,469,399	87,263,139
Bajaj Auto Ltd.	189,203	20,261,074
Bajaj Finance Ltd.	785,803	61,307,630
Bajaj Finserv Ltd.	1,080,969	20,268,609
Bajaj Holdings & Investment Ltd.	75,183	9,327,489
Balkrishna Industries Ltd.	220,552	7,271,526
Bank of Baroda	2,905,852	8,497,456
Bharat Electronics Ltd.	10,343,029	37,838,640
Bharat Forge Ltd.	738,817	11,681,559
Bharat Heavy Electricals Ltd.	2,941,868	8,793,622
Bharat Petroleum Corp. Ltd.	4,303,177	14,946,816
Bharti Airtel Ltd.	7,234,477	139,696,396
Bosch Ltd.	20,932	8,669,719
Britannia Industries Ltd.	305,892	17,891,952
BSE Ltd.	119,571	6,635,739
Canara Bank	5,086,795	6,160,738
CG Power & Industrial Solutions Ltd.	1,736,260	15,086,430
Cholamandalam Investment and Finance Co. Ltd.	1,189,069	17,406,024

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Cipla Ltd.	1,481,868	$26,944,973
Coal India Ltd.	5,212,579	25,783,789
Colgate-Palmolive India Ltd.	384,811	13,179,559
Container Corp. of India Ltd.	699,466	6,878,185
Cummins India Ltd.	393,040	16,239,684
Dabur India Ltd.	1,495,507	9,345,546
Divi's Laboratories Ltd.	335,400	24,520,923
Dixon Technologies India Ltd.	92,891	17,439,062
DLF Ltd.	2,088,095	20,408,252
Dr Reddy's Laboratories Ltd.	1,644,006	23,424,875
Eicher Motors Ltd.	386,852	22,150,711
GAIL India Ltd.	6,491,245	15,388,229
GMR Airports Infrastructure Ltd.(a)	7,132,963	7,048,980
Godrej Consumer Products Ltd.	1,157,890	17,112,435
Godrej Properties Ltd.(a)	360,081	11,870,688
Grasim Industries Ltd.	744,545	23,013,186
Havells India Ltd.	708,221	14,424,158
HCL Technologies Ltd.	2,686,623	58,943,909
HDFC Asset Management Co. Ltd.(b)	271,301	13,531,358
HDFC Bank Ltd.	15,998,646	341,406,989
HDFC Life Insurance Co. Ltd.(b)	2,729,561	21,296,632
Hero MotoCorp Ltd.	337,890	19,084,233
Hindalco Industries Ltd.	3,797,129	29,575,532
Hindustan Aeronautics Ltd., NVS	562,941	29,931,879
Hindustan Petroleum Corp. Ltd.	2,690,706	12,247,634
Hindustan Unilever Ltd.	2,317,011	68,514,828
ICICI Bank Ltd.	14,715,648	226,410,274
ICICI Lombard General Insurance Co. Ltd.(b)	649,069	14,315,989
ICICI Prudential Life Insurance Co. Ltd.(b)	1,035,811	8,591,517
IDFC First Bank Ltd.(a)	10,082,357	7,662,084
Indian Hotels Co. Ltd., Class A	2,417,567	22,762,605
Indian Oil Corp. Ltd.	8,007,595	13,192,667
Indian Railway Catering & Tourism Corp. Ltd.	690,950	6,696,610
Indus Towers Ltd.(a)	3,375,658	14,005,796
IndusInd Bank Ltd.	802,175	9,474,696
Info Edge India Ltd.	203,027	19,876,282
Infosys Ltd.	9,372,138	206,699,201
InterGlobe Aviation Ltd.(a)(b)	535,913	27,840,458
ITC Ltd.	8,469,262	47,887,724
Jindal Stainless Ltd.	958,035	7,765,946
Jindal Steel & Power Ltd.	1,072,204	11,543,824
Jio Financial Services Ltd., NVS(a)	8,077,716	31,495,838
JSW Energy Ltd.	1,156,689	8,988,094
JSW Steel Ltd.	1,742,169	19,988,063
Jubilant Foodworks Ltd.	1,038,517	7,937,767
Kalyan Jewellers India Ltd.	1,154,857	9,930,262
Kotak Mahindra Bank Ltd.	3,086,936	64,673,301
Larsen & Toubro Ltd.	1,897,298	83,824,436
LTIMindtree Ltd.(b)	210,877	15,448,017
Lupin Ltd.	640,122	15,553,902
Macrotech Developers Ltd.	841,958	12,517,134
Mahindra & Mahindra Ltd.	2,628,352	92,587,946
Mankind Pharma Ltd.(a)	283,172	8,601,340
Marico Ltd.	1,437,036	10,988,088
Maruti Suzuki India Ltd.	355,344	46,684,134
Max Healthcare Institute Ltd.	2,191,639	25,468,427
Mphasis Ltd.	294,278	10,404,953
MRF Ltd.	6,421	9,533,649
Muthoot Finance Ltd.	344,980	7,848,520
Nestle India Ltd., NVS	951,369	25,184,079
NHPC Ltd., NVS	8,489,771	8,223,632
NMDC Ltd.	2,937,256	8,032,572
Security	Shares	Value
India (continued)
NTPC Ltd.	12,340,610	$53,287,439
Oberoi Realty Ltd.	356,292	8,487,074
Oil & Natural Gas Corp. Ltd.	8,899,926	27,119,320
Oil India Ltd.	1,341,887	7,815,718
Oracle Financial Services Software Ltd.	59,917	8,325,328
Page Industries Ltd.	17,466	9,241,166
PB Fintech Ltd.(a)	881,958	19,860,001
Persistent Systems Ltd., NVS	301,879	21,156,115
Petronet LNG Ltd.	2,184,476	8,635,587
Phoenix Mills Ltd. (The)	566,070	11,127,411
PI Industries Ltd.	221,413	10,670,384
Pidilite Industries Ltd.	433,851	15,743,586
Polycab India Ltd.	148,777	12,881,729
Power Finance Corp. Ltd.	4,193,844	24,630,571
Power Grid Corp. of India Ltd.	13,161,469	51,385,349
Prestige Estates Projects Ltd.	491,514	9,638,278
Punjab National Bank	6,205,331	7,740,712
Rail Vikas Nigam Ltd.	1,462,009	7,572,724
REC Ltd.	3,716,168	23,486,739
Reliance Industries Ltd.	17,186,343	263,721,242
Samvardhana Motherson International Ltd.	8,663,251	16,735,223
SBI Cards & Payment Services Ltd.	829,837	6,888,961
SBI Life Insurance Co. Ltd.(b)	1,272,799	21,715,133
Shree Cement Ltd.	25,598	7,914,440
Shriram Finance Ltd.	797,316	28,536,807
Siemens Ltd.	251,789	22,602,596
Solar Industries India Ltd.	78,386	9,940,470
Sona Blw Precision Forgings Ltd.(b)	1,249,345	9,958,804
SRF Ltd.	378,946	10,170,522
State Bank of India	5,028,006	50,042,545
Sun Pharmaceutical Industries Ltd.	2,711,948	57,241,670
Sundaram Finance Ltd.	185,970	8,757,781
Supreme Industries Ltd.	180,069	9,923,821
Suzlon Energy Ltd.(a)	26,912,583	20,171,676
Tata Communications Ltd.	326,065	6,788,227
Tata Consultancy Services Ltd.	2,550,722	129,199,046
Tata Consumer Products Ltd.	1,653,502	18,806,870
Tata Elxsi Ltd.	98,394	7,784,905
Tata Motors Ltd.	5,702,329	53,301,027
Tata Power Co. Ltd. (The)	4,338,364	21,338,868
Tata Steel Ltd.	21,139,923	36,276,259
Tech Mahindra Ltd.	1,522,707	30,939,286
Thermax Ltd.	121,582	6,620,413
Titan Co. Ltd.	1,000,458	38,593,507
Torrent Pharmaceuticals Ltd.	291,382	11,480,545
Torrent Power Ltd.	488,346	8,750,612
Trent Ltd.	513,117	41,357,847
Tube Investments of India Ltd.	303,416	12,913,468
TVS Motor Co. Ltd.	670,443	19,370,446
UltraTech Cement Ltd.	326,319	43,342,872
Union Bank of India Ltd.	4,333,936	6,264,217
United Spirits Ltd.	832,571	15,097,763
UPL Ltd.	1,339,149	8,657,537
Varun Beverages Ltd.	3,193,992	23,481,608
Vedanta Ltd.	3,863,915	20,792,298
Vodafone Idea Ltd.(a)	68,298,532	6,780,978
Voltas Ltd.	601,932	11,840,554
Wipro Ltd.	3,687,600	25,305,559
Yes Bank Ltd.(a)	40,030,130	9,477,352
Zomato Ltd.(a)	18,720,643	62,300,264
Zydus Lifesciences Ltd.	689,058	7,894,857
		4,332,812,748

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	39,939,900	$5,242,978
Amman Mineral Internasional PT(a)	18,479,300	10,504,560
Astra International Tbk PT	56,593,300	18,232,373
Bank Central Asia Tbk PT	156,437,327	98,729,774
Bank Mandiri Persero Tbk PT	104,899,200	40,786,634
Bank Negara Indonesia Persero Tbk PT	42,042,400	13,231,372
Bank Rakyat Indonesia Persero Tbk PT	192,211,671	51,780,814
Barito Pacific Tbk PT	68,556,005	3,702,942
Chandra Asri Pacific Tbk PT	21,480,900	9,422,042
Charoen Pokphand Indonesia Tbk PT	21,662,300	6,384,534
GoTo Gojek Tokopedia Tbk PT(a)	2,558,747,939	11,473,095
Indah Kiat Pulp & Paper Tbk PT	7,132,900	3,267,404
Indofood CBP Sukses Makmur Tbk PT	6,499,000	4,880,915
Indofood Sukses Makmur Tbk PT	12,327,100	5,873,752
Kalbe Farma Tbk PT	58,967,600	5,582,291
Merdeka Copper Gold Tbk PT(a)	28,482,359	3,321,563
Sumber Alfaria Trijaya Tbk PT	53,637,400	9,647,623
Telkom Indonesia Persero Tbk PT	139,945,500	23,995,912
Unilever Indonesia Tbk PT	21,831,900	2,571,391
United Tractors Tbk PT	4,254,000	7,186,091
		335,818,060
Kuwait — 1.0%
Boubyan Bank KSCP	4,137,947	7,357,916
Gulf Bank KSCP	5,377,363	5,579,167
Kuwait Finance House KSCP	28,732,201	68,956,909
Mabanee Co. KPSC	2,009,636	5,352,494
Mobile Telecommunications Co. KSCP	5,379,967	8,068,971
National Bank of Kuwait SAKP	22,331,453	63,180,582
		158,496,039
Malaysia — 2.1%
AMMB Holdings Bhd	7,169,300	8,694,342
Axiata Group Bhd	8,399,700	4,426,483
CELCOMDIGI Bhd	10,291,800	8,293,707
CIMB Group Holdings Bhd(c)	20,716,900	38,448,054
Gamuda Bhd	5,522,000	11,080,791
Genting Bhd	6,157,100	5,184,929
Genting Malaysia Bhd	8,609,700	4,186,790
Hong Leong Bank Bhd	1,820,400	8,474,090
IHH Healthcare Bhd	6,109,000	9,977,804
Inari Amertron Bhd	8,308,900	5,170,418
IOI Corp. Bhd	7,559,900	6,468,335
Kuala Lumpur Kepong Bhd	1,408,600	6,620,089
Malayan Banking Bhd	15,090,600	34,628,181
Malaysia Airports Holdings Bhd	2,323,144	5,540,006
Maxis Bhd	6,998,300	5,466,609
MISC Bhd	3,906,400	6,371,519
MR DIY Group M Bhd(b)	9,810,850	4,002,138
Nestle Malaysia Bhd	182,500	3,970,247
Petronas Chemicals Group Bhd	8,025,600	8,413,932
Petronas Dagangan Bhd	832,500	3,670,866
Petronas Gas Bhd	2,405,500	9,654,470
PPB Group Bhd	1,850,640	5,466,367
Press Metal Aluminium Holdings Bhd	10,474,000	10,940,999
Public Bank Bhd	41,150,200	41,401,128
QL Resources Bhd	4,585,050	5,029,338
RHB Bank Bhd(c)	3,909,700	5,946,743
SD Guthrie Bhd	6,032,100	6,541,444
Sime Darby Bhd	7,825,000	4,017,587
Sunway Bhd	6,287,200	6,872,054
Telekom Malaysia Bhd	3,327,900	4,763,061
Tenaga Nasional Bhd(c)	7,945,300	24,420,733
Security	Shares	Value
Malaysia (continued)
YTL Corp. Bhd	9,541,900	$4,476,199
YTL Power International Bhd	7,081,700	5,430,625
		324,050,078
Mexico — 2.5%
Alfa SAB de CV, Class A	9,962,953	7,555,986
America Movil SAB de CV, Series B	51,797,071	38,517,571
Arca Continental SAB de CV	1,433,008	12,180,127
Cemex SAB de CV, NVS	42,139,654	23,548,783
Coca-Cola Femsa SAB de CV	1,502,600	11,996,364
Fibra Uno Administracion SA de CV	7,992,000	8,361,225
Fomento Economico Mexicano SAB de CV	4,966,341	44,410,114
Gruma SAB de CV, Class B	520,705	8,917,610
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	821,933	6,662,143
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,096,371	20,601,023
Grupo Aeroportuario del Sureste SAB de CV, Class B	513,532	13,306,154
Grupo Bimbo SAB de CV, Series A	3,696,053	11,048,544
Grupo Carso SAB de CV, Series A1	1,626,233	9,797,869
Grupo Comercial Chedraui SA de CV	821,734	5,241,199
Grupo Financiero Banorte SAB de CV, Class O	7,296,486	48,951,268
Grupo Financiero Inbursa SAB de CV, Class O(a)	5,321,571	12,718,797
Grupo Mexico SAB de CV, Series B	8,818,786	43,245,406
Industrias Penoles SAB de CV(a)	559,885	8,145,613
Kimberly-Clark de Mexico SAB de CV, Class A	4,165,722	5,680,203
Operadora De Sites Mexicanos SAB de CV	3,940,675	2,652,686
Prologis Property Mexico SA de CV	2,755,204	8,234,723
Promotora y Operadora de Infraestructura SAB de CV	572,529	5,466,428
Wal-Mart de Mexico SAB de CV	14,579,551	38,797,376
		396,037,212
Netherlands — 0.0%
Nebius Group NV, Class A(a)	118,101	2,597,041
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	466,847	5,648,849
Credicorp Ltd.	189,109	35,074,046
Southern Copper Corp.	244,268	24,512,294
		65,235,189
Philippines — 0.8%
Ayala Corp.	719,240	7,513,557
Ayala Land Inc.	18,489,500	9,031,314
Bank of the Philippine Islands	5,358,668	11,752,788
BDO Unibank Inc.	6,820,672	17,993,860
International Container Terminal Services Inc.	2,876,430	18,150,918
JG Summit Holdings Inc.	8,550,880	3,219,858
Jollibee Foods Corp.	1,314,620	5,789,506
Manila Electric Co.	845,950	6,910,720
Metropolitan Bank & Trust Co.	5,384,127	7,007,230
PLDT Inc.	211,465	4,688,403
SM Investments Corp.	618,585	9,240,748
SM Prime Holdings Inc.	28,909,300	13,029,396
Universal Robina Corp.	2,528,510	3,404,044
		117,732,342
Poland — 1.1%
Alior Bank SA	250,527	5,645,154
Allegro.eu SA (a)(b)	1,659,879	11,775,377
Bank Polska Kasa Opieki SA	519,840	17,375,988
Budimex SA	36,164	4,202,397
CD Projekt SA	182,237	7,515,029

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Dino Polska SA(a)(b)	138,604	$13,172,423
KGHM Polska Miedz SA	392,455	12,340,888
LPP SA	3,168	12,245,532
mBank SA(a)	43,861	5,745,714
ORLEN SA	1,640,087	20,634,196
PGE Polska Grupa Energetyczna SA(a)	2,538,298	4,214,631
Powszechna Kasa Oszczednosci Bank Polski SA	2,461,176	33,911,082
Powszechny Zaklad Ubezpieczen SA	1,689,369	18,421,637
Santander Bank Polska SA	115,156	12,416,531
		179,616,579
Qatar — 1.1%
Barwa Real Estate Co.	6,397,287	4,855,653
Commercial Bank PSQC (The)	9,549,718	10,996,513
Dukhan Bank	5,665,405	5,510,397
Industries Qatar QSC	4,448,944	15,849,335
Masraf Al Rayan QSC	16,798,568	11,078,826
Mesaieed Petrochemical Holding Co.	16,736,663	7,032,520
Ooredoo QPSC	2,381,546	7,733,819
Qatar Electricity & Water Co. QSC	1,313,558	5,714,718
Qatar Fuel QSC	267,997	1,088,600
Qatar Gas Transport Co. Ltd.	7,660,940	8,755,715
Qatar International Islamic Bank QSC	2,917,360	8,489,630
Qatar Islamic Bank QPSC	5,134,806	29,442,251
Qatar National Bank QPSC	13,190,177	61,850,990
		178,398,967
Russia — 0.0%
Alrosa PJSC(a)(d)	1,271,273	120
Mobile TeleSystems PJSC(a)(d)	418,880	39
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	59
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	433	4
Polyus PJSC(a)(d)	13,397	1
Rosneft Oil Co. PJSC(a)(d)	532,936	50
Sberbank of Russia PJSC(a)(d)	4,933,827	463
Severstal PAO(a)(d)	109,143	10
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	6
United Co. RUSAL International PJSC(a)(d)	1,500,930	141
VK Co. Ltd.(a)(d)(e)	873	—
VTB Bank PJSC(a)(d)	232,194	—
X5 Retail Group NV, GDR(a)(d)(e)	67,732	7
		900
Saudi Arabia — 5.5%
ACWA Power Co.	413,808	40,081,685
Ades Holding Co.	966,448	4,606,414
Advanced Petrochemical Co.(a)	367,222	3,318,477
Al Rajhi Bank	5,530,000	134,156,411
Al Rajhi Co. for Co-operative Insurance(a)	110,713	4,904,696
Alinma Bank	3,449,169	25,509,223
Almarai Co. JSC	689,041	10,255,280
Arab National Bank	2,544,898	12,945,595
Arabian Internet & Communications Services Co.	68,356	5,017,643
Bank AlBilad	1,709,679	15,950,052
Bank Al-Jazira(a)	1,442,235	6,144,446
Banque Saudi Fransi	1,635,246	13,372,194
Bupa Arabia for Cooperative Insurance Co.	231,574	11,403,335
Co. for Cooperative Insurance (The)	209,900	7,368,656
Dallah Healthcare Co.	102,113	4,125,943
Dar Al Arkan Real Estate Development Co.(a)	1,499,267	6,309,887
Security	Shares	Value
Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	244,577	$17,460,021
Elm Co.	67,982	19,604,381
Etihad Etisalat Co.	1,066,637	15,672,060
Jarir Marketing Co.	1,643,715	5,562,747
Mobile Telecommunications Co. Saudi Arabia	1,075,599	2,960,273
Mouwasat Medical Services Co.	280,097	6,804,972
Nahdi Medical Co.	110,344	3,456,198
Power & Water Utility Co. for Jubail & Yanbu	219,144	3,291,827
Riyad Bank	4,126,007	28,839,785
SABIC Agri-Nutrients Co.	649,709	19,166,862
Sahara International Petrochemical Co.	1,012,589	6,550,849
SAL Saudi Logistics Services	67,878	4,660,152
Saudi Arabian Mining Co.(a)	3,630,767	50,022,298
Saudi Arabian Oil Co.(b)	16,373,558	119,680,615
Saudi Aramco Base Oil Co.	150,983	4,434,057
Saudi Awwal Bank	2,833,060	23,381,287
Saudi Basic Industries Corp.	2,527,448	46,352,356
Saudi Electricity Co.	2,335,400	10,340,171
Saudi Industrial Investment Group	1,086,756	4,973,544
Saudi Investment Bank (The)	1,809,074	6,741,472
Saudi Kayan Petrochemical Co.(a)	2,131,753	3,948,841
Saudi National Bank (The)	8,268,379	71,444,484
Saudi Research & Media Group(a)	104,168	7,167,824
Saudi Tadawul Group Holding Co.	134,672	7,732,171
Saudi Telecom Co.	5,656,107	59,925,229
Savola Group (The)(a)	1,565,478	10,122,926
Yanbu National Petrochemical Co.	775,548	7,710,737
		873,478,076
South Africa — 4.2%
Absa Group Ltd.	2,387,175	22,856,459
Anglo American Platinum Ltd.	261,777	8,725,939
Anglogold Ashanti PLC, NVS	1,413,574	35,486,157
Aspen Pharmacare Holdings Ltd.	1,082,675	9,954,631
Bid Corp. Ltd.	950,513	23,180,506
Bidvest Group Ltd. (The)	952,888	14,726,375
Capitec Bank Holdings Ltd.	245,710	44,595,386
Clicks Group Ltd.	667,802	14,563,486
Discovery Ltd.	1,524,497	16,398,872
Exxaro Resources Ltd.	713,546	6,614,657
FirstRand Ltd.	14,239,361	61,095,903
Gold Fields Ltd.	2,524,748	36,191,250
Harmony Gold Mining Co. Ltd.	1,606,963	14,823,481
Impala Platinum Holdings Ltd.(a)	2,546,062	14,499,176
Kumba Iron Ore Ltd.	176,725	3,262,246
MTN Group Ltd.	4,774,688	21,424,965
Naspers Ltd., Class N	478,175	107,970,078
Nedbank Group Ltd.	1,292,350	20,800,267
NEPI Rockcastle NV	1,633,286	12,670,120
Old Mutual Ltd.	13,644,709	9,610,843
OUTsurance Group Ltd., NVS	2,466,153	8,849,610
Pepkor Holdings Ltd.(b)	6,372,182	9,462,371
Reinet Investments SCA	395,209	10,608,273
Remgro Ltd.	1,421,709	11,890,549
Sanlam Ltd.	5,064,358	24,764,862
Sasol Ltd.	1,645,034	8,076,988
Shoprite Holdings Ltd.	1,406,468	23,166,215
Sibanye Stillwater Ltd.(a)(c)	8,070,465	8,098,864
Standard Bank Group Ltd.	3,776,331	49,651,691
Vodacom Group Ltd.	1,774,699	10,043,960

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Woolworths Holdings Ltd./South Africa	2,646,919	$9,232,353
		673,296,533
South Korea — 12.7%
Alteogen Inc.(a)	112,358	22,718,283
Amorepacific Corp.	82,466	6,196,729
Celltrion Inc.	428,011	57,636,581
CJ CheilJedang Corp.	23,490	4,454,171
Coway Co. Ltd.	153,382	7,268,475
DB Insurance Co. Ltd.	130,872	10,267,624
Doosan Bobcat Inc.	160,373	4,491,880
Doosan Enerbility Co. Ltd.(a)	1,269,238	19,380,739
Ecopro BM Co. Ltd.(a)(c)	137,729	13,424,978
Ecopro Co. Ltd.(a)	279,561	15,325,103
Ecopro Materials Co. Ltd.(a)	48,692	2,978,612
Enchem Co. Ltd.(a)	39,932	3,676,364
GS Holdings Corp.	126,395	3,804,385
Hana Financial Group Inc.	811,972	36,411,235
Hanjin Kal Corp.	68,756	3,962,485
Hankook Tire & Technology Co. Ltd.	205,235	5,562,663
Hanmi Pharm Co. Ltd.	18,752	3,674,908
Hanmi Semiconductor Co. Ltd.	123,564	6,713,986
Hanwha Aerospace Co. Ltd.	89,712	20,177,443
Hanwha Ocean Co. Ltd.(a)	261,413	6,602,948
HD Hyundai Co. Ltd.	126,464	7,073,146
HD Hyundai Electric Co. Ltd.	66,465	16,887,770
HD Hyundai Heavy Industries Co. Ltd.(a)	62,712	9,934,876
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	119,681	17,627,795
HLB Inc.(a)	333,124	17,285,490
HMM Co. Ltd.	739,589	9,530,229
HYBE Co. Ltd.	64,851	9,085,808
Hyundai Glovis Co. Ltd.	105,513	9,329,123
Hyundai Mobis Co. Ltd.	170,055	29,284,025
Hyundai Motor Co.	383,053	60,374,570
Hyundai Rotem Co. Ltd.	213,896	7,808,408
Industrial Bank of Korea	760,101	8,120,896
Kakao Corp.	876,369	25,252,144
KakaoBank Corp.	481,405	7,736,458
KB Financial Group Inc.	1,055,737	72,914,462
Kia Corp.	674,451	45,163,161
Korea Aerospace Industries Ltd.	205,928	8,652,740
Korea Electric Power Corp.(a)	721,873	12,549,780
Korea Investment Holdings Co. Ltd.	120,009	6,448,093
Korea Zinc Co. Ltd.	14,676	12,491,583
Korean Air Lines Co. Ltd.	514,114	9,587,220
Krafton Inc.(a)	81,149	18,237,696
KT&G Corp.	291,862	25,546,077
Kumho Petrochemical Co. Ltd.	47,766	3,396,045
L&F Co. Ltd.(a)	71,133	5,016,495
LG Chem Ltd.	137,720	28,176,658
LG Corp.	264,012	14,231,672
LG Display Co. Ltd.(a)	855,765	5,849,699
LG Electronics Inc.	297,983	19,260,569
LG Energy Solution Ltd.(a)(c)	131,899	36,156,651
LG H&H Co. Ltd.	26,383	5,897,197
LG Innotek Co. Ltd.	40,235	4,710,505
LG Uplus Corp.	529,422	4,405,781
Lotte Chemical Corp.	57,152	2,652,012
LS Electric Co. Ltd.	42,594	4,437,896
Meritz Financial Group Inc.	270,498	19,850,105
Mirae Asset Securities Co. Ltd.	684,519	4,213,418
NAVER Corp.	402,697	59,943,745
Security	Shares	Value
South Korea (continued)
NCSoft Corp.	39,952	$6,825,936
Netmarble Corp.(a)(b)	91,904	3,509,564
NH Investment & Securities Co. Ltd.	381,178	3,653,863
Orion Corp./Republic of Korea	64,281	4,743,687
Posco DX Co. Ltd.	152,134	2,302,952
POSCO Future M Co. Ltd.(c)	88,484	10,978,906
POSCO Holdings Inc.	198,166	40,456,766
Posco International Corp.	149,644	5,086,155
Samsung Biologics Co. Ltd.(a)(b)	50,143	35,204,101
Samsung C&T Corp.	250,282	21,467,048
Samsung E&A Co. Ltd.(a)	442,592	5,712,713
Samsung Electro-Mechanics Co. Ltd.	156,579	12,224,701
Samsung Electronics Co. Ltd.	13,461,058	529,331,830
Samsung Fire & Marine Insurance Co. Ltd.	87,100	24,642,103
Samsung Heavy Industries Co. Ltd.(a)	1,858,597	15,537,133
Samsung Life Insurance Co. Ltd.	226,121	17,420,325
Samsung SDI Co. Ltd.	154,565	28,287,131
Samsung SDS Co. Ltd.	121,178	12,799,203
Shinhan Financial Group Co. Ltd.	1,219,769	46,738,004
SK Biopharmaceuticals Co. Ltd.(a)	89,094	6,629,568
SK Bioscience Co. Ltd.(a)	84,663	2,867,307
SK Hynix Inc.	1,539,514	179,743,348
SK Inc.	102,301	10,049,858
SK Innovation Co. Ltd.(a)	177,198	14,594,250
SK Square Co. Ltd.(a)	267,870	14,332,448
SK Telecom Co. Ltd.	142,101	6,255,758
SKC Co. Ltd.(a)	53,906	3,857,818
S-Oil Corp.	131,410	5,409,776
Woori Financial Group Inc.	1,745,547	20,958,560
Yuhan Corp.	158,683	13,169,177
		2,024,639,579
Taiwan — 26.0%
Accton Technology Corp.	1,436,000	29,321,424
Acer Inc.	8,129,000	9,525,630
Advantech Co. Ltd.	1,318,280	13,727,886
Airtac International Group	386,439	9,455,329
Alchip Technologies Ltd.	223,976	15,389,667
ASE Technology Holding Co. Ltd.	9,321,000	44,283,145
Asia Cement Corp.	6,414,000	8,319,388
Asia Vital Components Co. Ltd.	911,000	18,293,851
Asustek Computer Inc.	2,004,000	36,557,244
AUO Corp.	19,049,800	9,183,683
Catcher Technology Co. Ltd.	1,781,000	10,823,040
Cathay Financial Holding Co. Ltd.	27,009,379	54,946,960
Chailease Holding Co. Ltd.	4,023,835	14,753,711
Chang Hwa Commercial Bank Ltd.	16,595,020	9,009,564
Cheng Shin Rubber Industry Co. Ltd.	5,079,000	7,937,464
China Airlines Ltd.	8,252,000	6,360,490
China Steel Corp.	33,903,000	22,176,281
Chunghwa Telecom Co. Ltd.	10,730,000	40,701,847
Compal Electronics Inc.	11,982,000	13,666,922
CTBC Financial Holding Co. Ltd.	46,311,000	53,495,578
Delta Electronics Inc.	5,503,000	65,243,079
E Ink Holdings Inc.	2,443,000	21,382,330
E.Sun Financial Holding Co. Ltd.	40,867,068	34,094,963
Eclat Textile Co. Ltd.	518,000	8,518,871
eMemory Technology Inc.	179,000	16,289,818
Eva Airways Corp.	7,515,000	9,654,462
Evergreen Marine Corp. Taiwan Ltd.	2,892,400	19,432,268
Far Eastern New Century Corp.	8,329,000	8,605,948
Far EasTone Telecommunications Co. Ltd.	5,013,000	13,913,028
Feng TAY Enterprise Co. Ltd.	1,501,760	6,095,244

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
First Financial Holding Co. Ltd.	31,801,304	$26,700,833
Formosa Chemicals & Fibre Corp.	9,203,000	9,632,924
Formosa Plastics Corp.	10,201,000	13,034,546
Fortune Electric Co. Ltd.	401,100	6,840,792
Fubon Financial Holding Co. Ltd.	23,228,346	63,296,952
Gigabyte Technology Co. Ltd.	1,523,000	12,855,016
Global Unichip Corp.	243,000	9,042,752
Globalwafers Co. Ltd.	691,000	8,776,226
Hon Hai Precision Industry Co. Ltd.	35,199,200	214,352,000
Hotai Motor Co. Ltd.	851,572	16,190,793
Hua Nan Financial Holdings Co. Ltd.	25,400,228	20,423,161
Innolux Corp.	21,552,636	10,107,841
International Games System Co. Ltd.	674,000	20,076,825
Inventec Corp.	7,622,000	11,617,358
Jentech Precision Industrial Co. Ltd.	238,000	10,231,245
KGI Financial Holding Co. Ltd.	45,671,920	24,302,328
Largan Precision Co. Ltd.	280,000	21,127,194
Lite-On Technology Corp.	5,832,000	18,814,934
MediaTek Inc.	4,298,000	168,757,677
Mega Financial Holding Co. Ltd.	33,534,666	41,136,004
Micro-Star International Co. Ltd.	2,076,000	11,004,144
Nan Ya Plastics Corp.	13,907,000	16,638,912
Nanya Technology Corp.(a)	2,897,000	3,008,817
Nien Made Enterprise Co. Ltd.	462,000	5,728,800
Novatek Microelectronics Corp.	1,632,000	24,482,564
Pegatron Corp.	5,648,000	16,498,091
PharmaEssentia Corp.(a)	668,000	12,000,450
Pou Chen Corp.	6,161,000	7,768,590
President Chain Store Corp.	1,688,000	14,068,739
Quanta Computer Inc.	7,635,000	69,409,390
Realtek Semiconductor Corp.	1,406,000	20,773,761
Ruentex Development Co. Ltd.	4,545,640	6,305,085
Shanghai Commercial & Savings Bank Ltd. (The)	10,994,678	13,326,587
Shin Kong Financial Holding Co. Ltd.(a)	40,771,188	14,558,155
Silergy Corp.	910,000	11,916,576
SinoPac Financial Holdings Co. Ltd.	30,812,431	22,149,903
Synnex Technology International Corp.	3,400,000	7,954,598
Taishin Financial Holding Co. Ltd.	33,097,029	17,474,310
Taiwan Business Bank	19,618,191	8,962,176
Taiwan Cooperative Financial Holding Co. Ltd.	30,173,379	23,182,423
Taiwan High Speed Rail Corp.	5,313,000	4,632,839
Taiwan Mobile Co. Ltd.	5,185,000	18,064,139
Taiwan Semiconductor Manufacturing Co. Ltd.	69,475,000	2,164,878,873
TCC Group Holdings Co. Ltd.	19,412,671	20,057,734
Unimicron Technology Corp.	3,844,000	17,829,986
Uni-President Enterprises Corp.	13,715,000	35,813,237
United Microelectronics Corp.	31,249,000	42,394,802
Vanguard International Semiconductor Corp.	2,831,718	7,861,993
Voltronic Power Technology Corp.	183,000	10,428,524
Walsin Lihwa Corp.	7,974,473	6,429,573
Wan Hai Lines Ltd.	1,974,015	5,076,074
Wistron Corp.	7,763,000	27,405,174
Wiwynn Corp.	315,000	19,008,030
WPG Holdings Ltd.	4,670,520	10,177,597
Yageo Corp.	1,133,960	18,109,627
Yang Ming Marine Transport Corp.	4,915,000	11,138,797
Yuanta Financial Holding Co. Ltd.	29,840,060	30,664,633
Zhen Ding Technology Holding Ltd.	1,885,000	6,706,090
		4,142,366,309
Thailand — 2.0%
Advanced Info Service PCL, NVDR	3,338,700	27,782,026
Security	Shares	Value
Thailand (continued)
Airports of Thailand PCL, NVDR(c)	11,998,700	$21,299,222
Bangkok Dusit Medical Services PCL, NVDR	31,145,000	22,929,113
Bangkok Expressway & Metro PCL, NVDR(c)	19,257,000	4,101,485
Bumrungrad Hospital PCL, NVDR	1,669,100	10,146,212
Central Pattana PCL, NVDR	5,654,300	9,925,919
Central Retail Corp. PCL, NVDR(c)	5,330,800	5,230,147
Charoen Pokphand Foods PCL, NVDR	10,600,000	7,404,907
CP ALL PCL, NVDR	16,294,600	29,152,640
CP Axtra PCL	5,826,487	5,903,358
Delta Electronics Thailand PCL, NVDR(c)	8,730,700	38,530,756
Gulf Energy Development PCL, NVDR(c)	8,212,300	14,549,352
Home Product Center PCL, NVDR(c)	16,568,700	4,575,934
Intouch Holdings PCL, NVDR	2,693,350	7,475,904
Kasikornbank PCL, NVDR	1,602,600	7,041,154
Krung Thai Bank PCL, NVDR	9,890,700	5,780,154
Krungthai Card PCL, NVDR(c)	2,526,500	3,454,380
Minor International PCL, NVDR	9,524,500	7,446,213
PTT Exploration & Production PCL, NVDR(c)	3,907,300	14,556,435
PTT Global Chemical PCL, NVDR(c)	6,311,700	4,667,389
PTT Oil & Retail Business PCL, NVDR	9,241,000	3,806,292
PTT PCL, NVDR	28,565,700	26,900,803
SCB X PCL, NVDR	2,356,700	7,867,692
Siam Cement PCL (The), NVDR	2,190,400	11,759,747
Thai Oil PCL, NVDR(c)	3,564,400	3,929,729
TMBThanachart Bank PCL, NVDR	69,762,700	3,586,992
True Corp. PCL, NVDR(a)	29,020,682	9,416,571
		319,220,526
Turkey — 0.9%
Akbank TAS	8,837,048	15,498,566
Anadolu Efes Biracilik Ve Malt Sanayii A/S	587,641	3,381,343
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,821,734	7,649,912
BIM Birlesik Magazalar A/S	1,291,837	17,629,964
Coca-Cola Icecek A/S	2,431,630	3,728,489
Eregli Demir ve Celik Fabrikalari TAS	7,831,122	5,818,762
Ford Otomotiv Sanayi AS	196,555	5,478,155
Haci Omer Sabanci Holding AS	2,965,285	7,734,616
KOC Holding AS	2,150,995	12,430,182
Pegasus Hava Tasimaciligi AS(a)	639,969	4,026,421
Sasa Polyester Sanayi AS(a)	30,652,731	3,578,062
Turk Hava Yollari AO(a)	1,533,497	12,601,863
Turkcell Iletisim Hizmetleri AS	3,365,452	8,798,118
Turkiye Is Bankasi AS, Class C	24,699,408	9,720,380
Turkiye Petrol Rafinerileri AS	2,753,733	11,682,973
Turkiye Sise ve Cam Fabrikalari AS	3,827,508	4,484,878
Yapi ve Kredi Bankasi A/S	9,565,821	8,185,609
		142,428,293
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	8,292,726	22,629,024
Abu Dhabi Islamic Bank PJSC	4,131,790	14,691,109
Abu Dhabi National Oil Co. for Distribution PJSC	9,179,473	8,625,728
ADNOC Drilling Co. PJSC	8,800,112	12,674,097
Aldar Properties PJSC	10,879,148	22,326,225
Americana Restaurants International PLC - Foreign Co.	8,109,144	4,771,329
Dubai Islamic Bank PJSC	8,159,416	15,115,951
Emaar Properties PJSC	18,758,533	48,800,096
Emirates NBD Bank PJSC	5,361,010	29,209,532
Emirates Telecommunications Group Co. PJSC	9,764,609	44,023,883
First Abu Dhabi Bank PJSC	12,479,544	43,489,243

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Multiply Group PJSC(a)	9,433,643	$5,240,221
		271,596,438
Total Common Stocks — 97.6% (Cost: $14,207,652,150)		15,535,851,900
Preferred Stocks
Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	14,902,191	31,231,988
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	724,067	4,647,565
Cia Energetica de Minas Gerais, Preference Shares, NVS	5,150,742	10,041,584
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,961,556	4,779,402
Gerdau SA, Preference Shares, NVS	3,939,284	13,277,603
Itau Unibanco Holding SA, Preference Shares, NVS	13,614,174	73,288,641
Itausa SA, Preference Shares, NVS	15,186,275	24,507,833
Petroleo Brasileiro SA, Preference Shares, NVS	12,618,883	82,171,227
		243,945,843
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	404,716	15,513,455
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,294,709	10,578,077
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	65,034	7,351,004
Series 2, Preference Shares, NVS	100,631	11,611,897
LG Chem Ltd., Preference Shares, NVS	24,051	3,286,485
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,316,469	77,427,705
		99,677,091
Total Preferred Stocks — 2.3% (Cost: $428,081,081)		369,714,466
Rights
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	167,393	366,498
Security	Shares	Value
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	9,100,000	$—
Total Rights — 0.0% (Cost: $—)		366,498
Total Long-Term Investments — 99.9% (Cost: $14,635,733,231)		15,905,932,864
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	71,716,571	71,752,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	97,920,000	97,920,000
Total Short-Term Securities — 1.1% (Cost: $169,679,988)		169,672,429
Total Investments — 101.0% (Cost: $14,805,413,219)		16,075,605,293
Liabilities in Excess of Other Assets — (1.0)%		(160,444,515)
Net Assets — 100.0%		$15,915,160,778

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,137,728	$47,630,786 (a)	$—	$(3,214)	$(12,871)	$71,752,429	71,716,571	$320,421 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	97,920,000 (a)	—	—	—	97,920,000	97,920,000	1,701,310	—
				$(3,214)	$(12,871)	$169,672,429		$2,021,731	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	41	12/20/24	$2,236	$(15,932)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,264,043,214	$13,271,807,786	$900	$15,535,851,900
Preferred Stocks	270,037,375	99,677,091	—	369,714,466
Rights	—	366,498	—	366,498

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets ex China ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$169,672,429	$—	$—	$169,672,429
	$2,703,753,018	$13,371,851,375	$900	$16,075,605,293
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(15,932)	$—	$—	$(15,932)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company